Disaggregated Revenues - Schedule of Business Operations (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Schedule of Business Operations [Line Items]
Total revenues	$ 1,924,881	$ 2,019,628
IVF treatment service [Member]
Schedule of Business Operations [Line Items]
Total revenues	1,574,320	2,019,628
Fertility referral services [Member]
Schedule of Business Operations [Line Items]
Total revenues	$ 350,561